Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Cash and cash equivalents	$ 143,098	$ 52,117	$ 278,566
Cash, FDIC Insured Amount	$ 0	0
Income tax likelihood percentage description	Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.
Advertising expenses	$ 10,000	$ 4,000
Maximum [Member]
Cash, FDIC Insured Amount	$ 250,000
Property and equipment depreciated over period	5 years
Minimum [Member]
Property and equipment depreciated over period	3 years